Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment reporting
Schedule of operations of the reportable segment	The following summary describes the operations of the reportable segment:

Reportable segments	Operations
Nexters Global Ltd	Game development and publishing

Schedule of bookings and management EBITDA

		Other segments and
For the year ended December 31, 2024	Nexters Global Ltd	corporate activities	Total
Segment revenue	403,639	17,294	420,933
Segment Management EBITDA	49,894	(14,200)	N/A

		Other segments and
For the year ended December 31, 2023	Nexters Global Ltd	corporate activities	Total
Segment revenue	447,148	17,401	464,549
Segment Management EBITDA	43,975	(15,670)	N/A

		Other segments and
For the year ended December 31, 2022	Nexters Global Ltd	corporate activities	Total
Segment revenue	472,394	7,294	479,688
Segment Management EBITDA	126,815	(13,672)	N/A

Schedule of reconciliation of information on reportable segment to the amounts reported in the financial statements

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Profit before income tax
Management EBITDA for reportable segments	49,894	43,975	126,815
Management EBITDA for other segments	(14,200)	(15,670)	(13,672)
Net effect from recognition of deferred net revenues	10,052	22,231	8,391
Depreciation and amortization	(6,181)	(6,276)	(6,901)
Finance income	3,715	5,248	1,868
Finance expenses	(7,558)	(4,047)	(2,191)
Share-based payments expense	(1,278)	(2,032)	(3,751)
Goodwill related adjustment	—	—	(62,828)
Impairment loss on trade receivables and loans receivable	(22)	(5,919)	(29,987)
Change in fair value of share warrant obligation and other financial instruments	913	10,946	2,767
Impairment loss on Intangible assets	—	—	(547)
Share of loss of equity-accounted associates	(7,524)	(515)	(10,121)
Other operating income	2,232	2,053	1,327
Consolidated profit before income tax	30,043	49,994	11,170

Schedule of revenue disaggregated based on geographical location

December 31, 2024	Cyprus	Armenia	Kazakhstan	Total
Property and equipment	891	116	58	1,065
Right-of-use assets	1,451	395	—	1,846
Intangible assets	4,394	20	4	4,418
Goodwill	1,836	—	—	1,836
Long-term deferred platform commission fees	67,110	—	—	67,110
	75,682	531	62	76,275

December 31, 2023	Cyprus	Armenia	Kazakhstan	Total
Property and equipment	991	91	64	1,146
Right-of-use assets	2,667	253	—	2,920
Intangible assets	8,449	21	6	8,476
Goodwill	1,836	—	—	1,836
Long-term deferred platform commission fees	73,996	—	—	73,996
	87,939	365	70	88,374